Goodwill and Intangible Assets - Additional Information (Details) - A Place For Rover INC - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Amortization of Intangible Assets	$ 900,000	$ 1,200,000	$ 1,800,000	$ 3,000,000.0	$ 5,200,000	$ 7,700,000	$ 6,600,000
Goodwill, impairment loss	0	0	0	0	0	0	0
Impairment of intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0